Retirement Plan (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Retirement Plan
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Predecessor	Successor
Employer contribution	$ 0	$ 0	$ 800